Condensed Consolidated Statement of Changes in Shareholders’ Equity (Unaudited) (Unaudited) - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2024		$ 10,352	$ (5,066)	$ 5,286
Balance (in Shares) at Dec. 31, 2024	2,796
Share based payment		398		398
Share based payment (in Shares)
Issuance of shares, warrants and pre-funded warrants, net (see Note 5)		1,768		1,768
Issuance of shares, warrants and pre-funded warrants, net (see Note 5) (in Shares)	23,611
Exercise of warrants		11,100		11,100
Exercise of warrants (in Shares)	953,705
Net loss			(177)	(177)
Balance at Jun. 30, 2025		23,618	(5,243)	18,375
Balance (in Shares) at Jun. 30, 2025	980,112
Balance at Dec. 31, 2025		29,395	(8,401)	20,994
Balance (in Shares) at Dec. 31, 2025	1,608,266
Share based payment		1,716		1,716
Share based payment (in Shares)	100,680
Issuance of shares, warrants and pre-funded warrants, net (see Note 5)		3,128		3,128
Issuance of shares, warrants and pre-funded warrants, net (see Note 5) (in Shares)	388,888
Issuance of shares (RSU)
Issuance of shares (RSU) (in Shares)	27,825
Net loss			(1,424)	(1,424)
Balance at Jun. 30, 2026		$ 34,239	$ (9,825)	$ 24,414
Balance (in Shares) at Jun. 30, 2026	2,125,659